Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Without Sales Load [Member] | C000145024
Average Annual Return [Line Items]
Average Annual Return, Percent		25.02%	8.39%	7.22%
Without Sales Load [Member] | C000037794
Average Annual Return [Line Items]
Average Annual Return, Percent		24.83%	8.14%	6.97%
Without Sales Load [Member] | C000095455
Average Annual Return [Line Items]
Average Annual Return, Percent		16.82%	2.96%	3.67%
Without Sales Load [Member] | C000095454
Average Annual Return [Line Items]
Average Annual Return, Percent		16.50%	2.69%	3.41%
Without Sales Load [Member] | C000119956
Average Annual Return [Line Items]
Average Annual Return, Percent		13.16%	4.09%	4.07%
Without Sales Load [Member] | C000119955
Average Annual Return [Line Items]
Average Annual Return, Percent		12.88%	3.84%	3.81%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		36.35%	15.98%	13.38%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent		25.98%	9.78%	8.89%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		36.35%	15.98%	13.38%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent		25.98%	9.78%	8.89%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return, Percent		16.30%	4.16%	4.28%
CS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CS Leveraged Loan Index
Average Annual Return, Percent		8.63%	5.41%	4.72%
ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML Non-Financial Developed HY Constrained Index
Average Annual Return, Percent		16.30%	4.16%	4.28%
CS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CS Leveraged Loan Index
Average Annual Return, Percent		8.63%	5.41%	4.72%